Accumulated other comprehensive income (loss), net of tax Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 9,442,231	¥ 9,688,157
Less: reclassification adjustments for losses (gains) included in net income		(15,803)
Change during year		209,687	126,593	¥ 327,108
Balance at end of fiscal year		9,725,134	9,442,231	9,688,157
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[1]	440,112	318,114	(9,494)
Change during year	[1]	209,283	121,998	327,608
Balance at end of fiscal year	[1]	649,395	440,112	318,114
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(25,046)	(8,173)	(19,592)
Unrealized gains (losses) during year		(7,472)	(35,922)	(4,911)
Less: reclassification adjustments for losses (gains) included in net income		1,434	19,049	16,330
Change during year		(6,038)	(16,873)	11,419
Balance at end of fiscal year		(31,084)	(25,046)	(8,173)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		94,104	(86,873)	(109,872)
Foreign currency translation adjustments during year		133,556	181,722	22,704
Less: reclassification adjustments for losses (gains) included in net income		0	(745)	295
Change during year		133,556	180,977	22,999
Balance at end of fiscal year		227,660	94,104	(86,873)
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		355,355	397,153	69,455
Unrealized gains (losses) during year		86,326	(22,825)	331,668
Less: reclassification adjustments for losses (gains) included in net income		(18,004)	(18,973)	(3,970)
Change during year		68,322	(41,798)	327,698
Balance at end of fiscal year		423,677	355,355	397,153
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		15,699	16,007	50,515
Unrealized gains (losses) during year		12,688	(858)	(30,345)
Less: reclassification adjustments for losses (gains) included in net income		755	550	(4,163)
Change during year		13,443	(308)	(34,508)
Balance at end of fiscal year		¥ 29,142	¥ 15,699	¥ 16,007

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”